Net Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net income
Net income (loss) - basic	$ 1,613,600	$ (2,438,964)
Net income (loss) - diluted	$ 1,613,600	$ (2,438,964)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares - basic (in shares)	563,674,000	560,657,000
Dilutive effect of share awards (in shares)	7,936,000	0
Weighted average common shares - diluted (in shares)	571,610,000	560,657,000
Net income per share
Basic (in cad per share)	$ 2.86	$ (4.35)
Diluted (in cad per share)	$ 2.82	$ (4.35)
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share	0